Commitment and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable purchase commitments amount	$ 1,004
Employer contribution amount	$ 180